Shareholders' equity:	12 Months Ended
Dec. 31, 2022
Shareholders' equity:
Shareholders' equity:

9.    Shareholders’ equity:

(a)	Share capital:

The authorized share capital of the Company consists of:

●an unlimited number of voting common shares with no par value; and
●an unlimited number of non-voting preferred shares, issuable in one or more series, with no par value.

Changes in issued and outstanding common shares for the years ended December 31, 2022 and 2021 were as follows:

	Number	Dollars

Balance, December 31, 2021	106,390,361	$799,391

Issued in connection with the 2022 Offering (i)	19,021,622	175,950

Issued upon stock option exercises (note 9 (b) (i))	1,155,138	1,979

Balance, December 31, 2022	126,567,121	$977,320

	Number	Dollars

Balance, December 31, 2020	78,337,361	$575,286

Issued in connection with the 2021 Offering (ii)	28,000,000	224,000

Issued upon stock options exercise (note 9 (b) (ii))	53,000	105

Balance, December 31, 2021	106,390,361	$799,391
(i)	On July 18, 2022, the Company closed an equity offering, issuing 16,540,541 common shares from treasury at a price of $9.25 per share for gross proceeds of $153,000. On July 28, 2022, the underwriters of the equity offering exercised their option to purchase additional common shares (over-allotment option), resulting in the issuance of an additional 2,481,081 common shares from treasury at a price of $9.25 per share, for additional gross proceeds of $22,950 (together, the “2022 Offering”). Share issue costs of $11,434, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.
(ii)	On December 17, 2021, the Company closed an equity offering, issuing 25,000,000 common shares from treasury at a price of $8.00 per share for gross proceeds of $200,000, and on December 29, 2021, the underwriters of the equity offering partially exercised their over-allotment option to purchase additional common shares of the Company, resulting in the issuance of an additional 3,000,000 common shares from treasury at a price of $8.00 per share, for additional gross proceeds of $24,000 (together, the “2021 Offering”). Share issue costs of $14,271, comprised mainly of underwriters’ commission, legal, professional and filing fees, have been charged to the deficit.

9.   Shareholders’ equity (continued):

(a)Share capital (continued):

“At-the-market” sales agreements

2022 ATM Sales Agreement

On November 14, 2022, the Company entered into an “at-the-market” (“ATM”) sales agreement (the “2022 ATM Sales Agreement”) with Jefferies LLC (“Jefferies”) pursuant to which the Company may from time to time, sell its common shares, through ATM distributions with Jefferies acting as sales agent (the “Agent”) for aggregate gross proceeds of up to $80,000, including sales made directly on the Nasdaq or on any other existing trading market for the common shares in the United States. No common shares will be offered or sold in Canada.

The ATM expires no later than the end of the 25-month period starting August 26, 2022 and requires the Company to pay to the Agent a commission of up to 3% of the gross proceeds of any common shares sold. Subject to the terms and conditions of the Sales Agreement, the Agent will use its commercially reasonable efforts to sell the common shares from time to time, based upon the Company’s instructions. The Company has no obligation to sell any of the common shares and may at any time suspend sales under the Sales Agreement. The Company and the Agent may terminate the 2022 ATM Sales Agreement, at any time, in accordance with its terms. Under the terms of the 2022 ATM Sales Agreement, the Company has provided the Agent with customary indemnification rights.

During the year ended December 31, 2022, no common shares were sold under the 2022 ATM program. As at December 31, 2022, total costs incurred to register the Sales Agreement, amounting to $325, are recorded as deferred financing costs and classified as prepaids and other assets in the consolidated statement of financial position. Under an ATM program, proportional costs for commission, legal and costs related to common shares sold are reclassified from deferred financing costs to deficit upon share issuance.

2020 ATM Sales Agreement

On December 23, 2020, the Company entered into an “at-the-market” (“ATM”) sales agreement (the “2020 ATM Sales Agreement”) with Jefferies LLC (“Jefferies”) pursuant to which it could from time to time sell through at-the-market distributions with Jefferies acting as sales agent, its common shares for aggregate gross proceeds of up to $50,000, including sales made directly on the Nasdaq or on any other existing trading market for the common shares in the United States. On July 13, 2022, prior to the launch of the 2022 Offering (refer to note 9 (a) (i), the Company terminated the 2020 ATM Sales Agreement.

Prior to its termination, no common shares were ever sold under the 2020 ATM program. As a result of the termination, total costs incurred to register the Sales Agreement, amounting to $390 and previously recorded as deferred financing costs and classified as prepaids and other assets in the consolidated statement of financial position, were recorded in the consolidated statement of loss and other comprehensive loss and are presented in Finance costs.

9.   Shareholders’ equity (continued):

(b)Share-based payment arrangements:

(i)Stock Option Plan:

Under its stock option plan (the “Stock Option Plan”), the Company may grant options to purchase common shares to directors, officers, employees and consultants of the Company. The provisions in the Stock Option Plan define terms and conditions of the options including vesting period, expiration date and other terms and conditions. The number of common shares to be issued is determined and approved by the Board of Directors. The exercise price of the option is equal to the weighted average trading price of common shares for the five days preceding the date of grant during which the common shares were traded on the TSX or the Nasdaq. In general, stock options vest, on a graded basis, over a period of up to five years and have a life of 10 years from the grant date. The aggregate number of common shares reserved for issuance under this plan shall not exceed 12.5% of the total issued and outstanding common shares of the Company. The aggregate number of common shares reserved for issuance at any time to any optionee shall not exceed 5% of the issued and outstanding common shares of the Company. The aggregate number of common shares issuable or reserved for issuance to insiders of the Company under this plan and any other share compensation arrangement of the Company cannot at any time exceed 10% of the issued and outstanding common shares of the Company.

Changes in outstanding stock options issued under the Stock Option Plan for the years ended December 31, 2022 and 2021 were as follows:

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2021	7,774,833	$3.74
Granted (2) (3) (4) (5) (6)	3,973,500	$7.22
Exercised (7)	(1,388,643)	$1.46
Forfeited	(140,967)	$5.71
Balance, December 31, 2022	10,218,723	$5.38

		Weighted
		average
	Number	exercise price (1)

Balance, December 31, 2020	6,288,166	$3.80
Granted (8) (9) (10) (11) (12)	1,708,000	$4.60
Exercised	(53,000)	$1.06
Forfeited	(168,333)	$6.34
Balance, December 31, 2021	7,774,833	$3.94
(1)	USD equivalent of stock options granted in CAD is presented at the closing rate of the corresponding year.
(2)	2,945,000 stock options were granted on February 23, 2022, having an exercise price of $7.01; 2,320,000 stock options were granted to key management personnel and 625,000 were granted to other employees.
(3)	390,000 stock options were granted to key management personnel on March 23, 2022, having an exercise price of $6.38.

9.   Shareholders’ equity (continued):

(b)	Share-based payment arrangements (continued):
(i)	Stock Option Plan (continued):
(4)	220,000 stock options were granted to other employees on May 11, 2022, having an exercise price of $7.85.
(5)	200,000 stock options were granted to other employees on July 15, 2022, having an exercise price of $9.39.
(6)	218,500 stock options were granted to other employees on November 14, 2022, having an exercise price of $9.00.
(7)	Of the stock options exercised, 1,155,138 common shares were issued, and 233,505 stock options were returned to the Company and cancelled as a result of the cashless exercise feature provided in the Company’s stock option plan.
(8)	1,408,000 stock options were granted on February 25, 2021, having an exercise price of $4.36; 1,171,000 stock options granted to key management personnel and 237,000 granted to other employees.
(9)	50,000 stock options were granted to key management personnel on March 30, 2021, having an exercise price of $3.83.
(10)	50,000 stock options were granted to other employees on May 10, 2021, having an exercise price of $3.92.
(11)	20,000 stock options were granted to other employees on August 11, 2021, having an exercise price of $3.10.
(12)	180,000 stock options were granted to other employees on November 10, 2021, having an exercise price of $7.04.

9.   Shareholders’ equity (continued):

(b)	Share-based payment arrangements (continued):
(i)	Stock Option Plan (continued):

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

	Options outstanding		Options exercisable
		Weighted
		average
		years
Exercise price/share	Number	To expiration	Number

Stock options granted in USD
$3.83	50,000	8.2	10,000
$3.92	42,000	8.4	2,000
$4.36	1,346,000	8.2	252,400
$6.38	390,000	9.2	—
$7.01	2,922,500	9.2	—
$7.04	160,000	8.9	32,000
$7.85	220,000	9.4	—
$9.00	218,500	9.9	—
$9.39	180,000	9.5	—
Stock options granted in CAD (1)
$0.80 (CAD $1.08)	635,278	4.4	635,278
$0.93 (CAD $1.26)	1,001,114	5.1	772,225
$1.12 (CAD $1.51)	41,667	4.9	41,667
$1.51 (CAD $2.05)	8,333	5.5	—
$2.32 (CAD $3.14)	162,000	7.9	63,000
$2.64 (CAD $3.58)	28,000	7.6	10,000
$2.97 (CAD $4.03)	28,611	3.2	28,611
$3.04 (CAD $4.12)	419,000	8.0	167,000
$3.21 (CAD $4.36)	887,498	6.1	511,944
$6.19 (CAD $8.39)	512,222	6.9	307,333
$10.26 (CAD $13.91)	901,000	7.3	364,000
$10.86 (CAD $14.72)	65,000	7.4	26,000
	10,218,723	7.7	3,223,458

(1)   USD equivalent of stock options granted in CAD is presented at the closing rate.

9.   Shareholders’ equity (continued):

(b)	Share-based payment arrangements (continued):
(i)	Stock Option Plan (continued):

Stock-based compensation:

For the year ended December 31, 2022, the Company recorded a stock-based compensation expense related to stock options granted under the stock option plan in the amount of $10,420 in the consolidated statement of loss and other comprehensive loss; from this amount, $4,318 is presented in Research and development expenses and $6,102 is presented in General and administrative expenses (2021 - $6,353, $2,333 presented in Research and development expenses and $4,020 presented in General and administrative expenses).

The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing model. Expected volatility is estimated by considering historic average share price volatility for a period commensurate with the expected life.

The weighted average assumptions for stock options granted during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021

Weighted average fair value of stock options at grant date	$5.38	$3.60
Weighted average share price	$7.22	$4.60
Weighted average exercise price	$7.22	$4.60
Risk-free interest rate	2.18%	1.00%
Expected volatility	100%	111%
Expected life in years	7	7
Expected dividend yield	Nil	Nil

Dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.

9.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(ii)Deferred share unit (DSU) plan:

The Company has a deferred share unit (“DSU”) plan for employees and members of the Board of Directors created to afford the Company the flexibility to offer DSUs as an alternative to cash compensation.

The price of DSUs is determined by the five-day volume weighted average trading price of the Company’s common shares at the time the DSUs are issued, as provided for under the plan. The DSUs are redeemable only upon the participant’s resignation, termination, retirement or death, in cash, at a value equal to the number of DSUs credited, multiplied by the 5-day market value weighted average price of common shares prior to the date on which a notice of redemption is filed.

For DSUs, compensation cost is measured based on the market price of the Company’s common shares from the date of grant through to the settlement date. Any changes in the market value of the Company’s common shares through to the settlement date result in a change to the measure of compensation cost for those awards and are recorded in income.

Changes in the number of units for the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, beginning of year	311,065	253,028
Units granted (1)	30,208	71,317
Settled	—	(13,280)
Balance, end of year	341,273	311,065
Balance of DSU liability, included in Trade and other payables	$2,790	$2,503
(1)	All DSUs were granted to key management personnel.

9.   Shareholders’ equity (continued):

(b)Share-based payment arrangements (continued):

(ii)Deferred share unit (DSU) plan (continued):

During the year ended December 31, 2022, the Company granted 30,208 DSUs having a fair value per unit of $7.62 (CAD $10.33), and none were settled. For the year ended December 31, 2021, 71,317 DSUs were granted at an average fair value per unit of $3.66 (CAD $4.63) and 13,280 DSUs having a fair value per unit of $5.64 (CAD $7.13) were settled.

As at December 31, 2022, the Company estimated the fair value of the DSU liability at $2,790, based on the market price of the Company’s common shares on the TSX on that date, of $8.17 (CAD$11.08) per share ($2,503 as at December 31, 2021). The stock-based compensation expense related to the DSU plan recorded and presented in General and administrative expenses in the consolidated statement of loss for the year ended December 31, 2022 amounted to $551, (2021 – $1,777).

The value of DSUs granted in 2022 for which services have not been rendered as at December 31, 2022 amounted to $92 and is presented in Prepaid expenses and other assets in the consolidated statement of financial position (the value of DSUs granted in 2021 for which services have not been rendered as at December 31, 2021 amounted to $103).